SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Lives Of Intangible Assets (Details)	Dec. 31, 2024
Customer relationships | Minimum
Finite Lived Intangible Assets
Estimated useful lives	5 years
Customer relationships | Maximum
Finite Lived Intangible Assets
Estimated useful lives	10 years
Trademarks | Minimum
Finite Lived Intangible Assets
Estimated useful lives	3 years
Trademarks | Maximum
Finite Lived Intangible Assets
Estimated useful lives	10 years
Technology
Finite Lived Intangible Assets
Estimated useful lives	10 years
Non-compete agreements | Minimum
Finite Lived Intangible Assets
Estimated useful lives	5 years
Non-compete agreements | Maximum
Finite Lived Intangible Assets
Estimated useful lives	6 years
Database
Finite Lived Intangible Assets
Estimated useful lives	3 years
Domains
Finite Lived Intangible Assets
Estimated useful lives	10 years